Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties

	December 31,	December 31,	December 31,
	2025	2024	2023
Sales and services	—	—	5
Purchases and other contributions	49	29	27
Accounts payable	8	4	6